Schedule of Stock Options for Directors and Executive Officers (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) shares	Mar. 31, 2015 USD ($)
Related Party Transactions Schedule Of Stock Options For Directors And Executive Officers 1		0.605
Related Party Transactions Schedule Of Stock Options For Directors And Executive Officers 2		0.15
Related Party Transactions Schedule Of Stock Options For Directors And Executive Officers 3		$ 3,000,000
Related Party Transactions Schedule Of Stock Options For Directors And Executive Officers 4		0.605
Related Party Transactions Schedule Of Stock Options For Directors And Executive Officers 5		0.15
Related Party Transactions Schedule Of Stock Options For Directors And Executive Officers 6		$ 3,000,000
Related Party Transactions Schedule Of Stock Options For Directors And Executive Officers 1	$ 0.605
Related Party Transactions Schedule Of Stock Options For Directors And Executive Officers 2	$ 0.15
Related Party Transactions Schedule Of Stock Options For Directors And Executive Officers 3 | shares	3,000,000
Related Party Transactions Schedule Of Stock Options For Directors And Executive Officers 4	$ 0.605
Related Party Transactions Schedule Of Stock Options For Directors And Executive Officers 5	$ 0.15
Related Party Transactions Schedule Of Stock Options For Directors And Executive Officers 6 | shares	3,000,000